CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Loss before income tax from continuing operations	¥ (927,188)	$ (127,024)	¥ (1,290,722)	¥ (5,627,504)
Loss before income tax from discontinued operations	(5,211)	(714)	(12,642)
Loss before income tax including discontinued operations	(932,399)	(127,738)	(1,303,364)	(5,627,504)
Adjustments for:
Depreciation of property, plant and equipment	1,579	216	1,186	210
Amortization of intangible assets and other non-current assets	8,150	1,117	7,681	167
Depreciation of right-of-use assets	6,136	841	8,160	9,219
-Trade receivables, prepayments and other receivables	76,359	10,461	72,931	20,587
-Other financial assets	231,115	31,663	1,797
Provision for/(reversal of) impairment on inventories	(10,687)	(1,464)	14,409
Gain on disposal of non-current assets and subsidiaries	(16,270)	(2,229)
Fair value changes of convertible instruments	(426)	(58)	116,520	3,158,498
Fair value changes of financial instruments at fair value through profit or loss	80,687	11,054	87,519	(1,753)
Share-based compensation expense	160,421	21,978	399,076	213,832
Equity-settled listing cost				1,912,693
Investment income	(16,884)	(2,313)	(9,397)
Interest income	(4,619)	(633)	(5,239)	(4,826)
Interest expense	42,436	5,814	32,960	10,238
(Increase)/decrease in trade receivables and contract assets	15,197	2,082	(66,483)	(111,330)
(Increase)/decrease in prepayments, other receivables and other assets	232,311	31,826	(170,808)	(187,830)
(Decrease)/increase in trade and other payables	(33,646)	(4,610)	220,930	(7,164)
Increase/(decrease) in contract liabilities	(42,051)	(5,761)	56,121	24,019
(Increase)/decrease in inventories	22,819	3,126	(36,842)
Cash used in operations	(179,772)	(24,628)	(572,843)	(590,944)
Interest received	634	87	5,239	4,826
Net cash used in operating activities	(179,138)	(24,541)	(567,604)	(586,118)
Cash flows from investing activities
Purchase of property, plant and equipment and other non-current assets			(6,327)	(17,132)
Investment in financial assets and equity method investees	(541,326)	(74,161)	(725,264)	(144,203)
Proceeds from disposal of financial assets	332,768	45,589	421,749
Dividends received	4,272	585	4,280
Net cash paid for acquisition of subsidiaries			(34,048)
Proceeds from disposal of subsidiaries	2,615	358
Loan advanced to a related party			(110,000)
Repayment of loan by a related party			110,000
Net cash used in investing activities	(201,671)	(27,629)	(339,610)	(161,335)
Cash flows from financing activities
Net proceeds from debt and equity financing	292,784	40,111	1,027,486	1,277,310
Repayment of borrowings	(155,989)	(21,371)	(143,872)
Interest paid	(42,329)	(5,799)	(32,228)	(9,537)
Expense for issuance of convertible bonds and ordinary shares	(8,473)	(1,161)	(39,957)	(8,624)
Payments for lease liabilities	(5,499)	(753)	(7,231)	(6,834)
Proceeds from revenue-based financing	12,318	1,688	24,372
Repayments for revenue-based financing	(31,342)	(4,294)	(2,744)
Capital injection from non-controlling interests	9,800	1,343	4,279
Net cash generated from financing activities	71,270	9,764	830,105	1,252,315
Net increase/(decrease) in cash and cash equivalents	(309,539)	(42,406)	(77,109)	504,862
Cash and cash equivalents at the beginning of the year	436,242	59,765	513,351	8,489
Cash and cash equivalents at the end of the year	126,703	$ 17,359	436,242	513,351
Included in cash and cash equivalents per balance sheet	126,614		436,242	¥ 513,351
Discontinued Operations
Cash flows from operating activities
Loss before income tax including discontinued operations	(21,049)		(12,642)
Included in assets classified as held for sale
Cash flows from financing activities
Included in cash and cash equivalents per balance sheet	¥ 89		¥ 89